LOANS AND LEASES (Schedule of Maturity analysis of the Company’s lease liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liabilities (including interest)	$ 5,711	$ 1,331
Less than one year [Member]
Statement Line Items [Line Items]
Lease liabilities (including interest)	1,198	595
1 to 2 [Member]
Statement Line Items [Line Items]
Lease liabilities (including interest)	1,000	495
2 to 3 [Member]
Statement Line Items [Line Items]
Lease liabilities (including interest)	797	209
3 to 5 [Member]
Statement Line Items [Line Items]
Lease liabilities (including interest)	1,352	$ 32
6 and thereafter [Member]
Statement Line Items [Line Items]
Lease liabilities (including interest)	$ 1,364